Schedule of Investments (unaudited) February 28, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
University of Southern California, 3.03%, 10/01/39	$650	$680,399

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	7,915	7,400,182

Total Corporate Bonds — 0.2% (Cost: $8,450,009)		8,080,581

Municipal Bonds

California — 78.7%

Corporate — 0.0%
City of Chula Vista CA, RB, 1.41%, 06/01/28	1,400	1,378,496

County/City/Special District/School District — 33.4%
Butte-Glenn Community College District, GO, Series A, Election 2016, 5.25%, 08/01/46	12,360	15,203,294
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	1,375	1,595,261
Series A, 5.00%, 09/02/44	675	762,750
Series A, 5.00%, 09/02/48	675	755,669
Cerritos Community College District, GO, Series A, 4.00%, 08/01/44	36,455	39,607,628
Chaffey Community College District GO, Series A, 3.00%, 06/01/37	2,500	2,700,600
City & County of San Francisco CA, GO
Series D-1, 4.00%, 06/15/44	4,970	5,711,126
Series D-1, 4.00%, 06/15/45	5,165	5,862,895
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,241,402
Series B, 3.92%, 09/01/31	3,410	3,828,680
Series B, 3.97%, 09/01/32	1,880	2,108,834
Series B, 4.02%, 09/01/33	2,070	2,320,097
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/42	8,000	8,889,360
City & County of San Francisco GOL, Series D-1, 4.00%, 06/15/37	2,295	2,685,540
City & County of San Francisco, GO, Series D-1, 4.00%, 06/15/41	1,655	1,906,378
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	3,800	3,816,948
City of Los Angeles California, RB, 4.00%, 06/24/21	64,000	64,769,920
City of San Jose California Hotel Tax Revenue, RB, 6.50%, 05/01/42	2,395	2,416,196
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(a)	26,425	22,625,613
County of Los Angeles California, RB, Series A, 4.00%, 06/30/21	81,000	82,018,170
County of Santa Clara California, GO, Series B, Election 2008, 4.00%, 08/01/42	14,995	15,659,129
Fremont Unified School District/Alameda County California, GO, Series A, 4.00%, 08/01/46	66,330	71,615,174
Fremont Union High School District, GO 4.00%, 08/01/44	36,730	40,092,999
Series A, 4.00%, 08/01/46	9,000	10,260,540
Glendale Community College District, GO, Series A, Election 2016, 5.25%, 08/01/41	10,450	12,917,663

Security	Par (000)	Value

County/City/Special District/School District (continued)
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	$30,215	$38,172,725
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/42	5,000	6,168,750
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	15,570	18,637,134
Los Altos Elementary School District, Refunding GO, Series A-1, Election 2014, 4.00%, 08/01/44	5,000	5,611,500
Los Angeles Community College District, GO 2.11%, 08/01/32	2,590	2,617,480
Series K, 4.00%, 08/01/36	4,125	4,733,025
Series K, Election 2008, 4.00%, 08/01/37	10,000	11,397,200
Series K, Election 2008, 4.00%, 08/01/38	20,000	22,791,200
Series K, Election 2008, 4.00%, 08/01/39	20,000	22,689,200
Los Angeles County Metropolitan Transportation Authority, RB, 4.00%, 06/01/37	1,475	1,766,018
Los Angeles County Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 07/01/37	19,235	23,602,114
Series A, 5.00%, 07/01/44	25,885	32,035,535
Marin Healthcare District, GO, Series A, Election 2013, 5.00%, 08/01/41	21,670	26,727,561
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,934,428
Mount San Antonio Community College District GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	10,200	11,775,084
Mount San Antonio Community College District, Refunding GO, Series A, Election 2018, 5.00%, 08/01/44	11,000	13,836,240
Mountain View-Whisman School District, GO, Series B, Election 2012, 4.00%, 09/01/42	12,000	13,545,600
Orange County Local Transportation Authority, RB, 5.00%, 02/15/40	5,000	6,292,600
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	3,000	3,714,090
Pomona Redevelopment Agency Successor Agency, Refunding TA, 3.98%, 02/01/27	4,155	4,637,437
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	11,210	13,083,303
San Diego Community College District, Refunding GO, 5.00%, 08/01/41	20,000	23,909,200
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.00%, 10/01/22(b)	27,500	28,647,025
San Diego Unified School District, GO, Series L-2, 4.00%, 07/01/39(b)	3,680	4,328,342
San Francisco Bay Area Rapid Transit District, GO
Series C-1, 3.00%, 08/01/50	12,000	12,546,120
Series A, Election 2016, 5.00%, 08/01/47	8,980	10,825,749
San Francisco Bay Area Rapid Transit District, Refunding GO, Series D, Election 2004, 4.00%, 08/01/35	5,985	6,742,222
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.13%, 08/01/28	1,150	1,230,857
Series D, 3.25%, 08/01/29	1,000	1,068,830
Series D, 3.38%, 08/01/30	1,250	1,334,988
San Francisco City & County Redevelopment Agency Successor Agency, TA, Series D, 0.00%, 08/01/23(a)(c)	1,000	903,120

1

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(a)(c)	$3,000	$1,821,600
San Francisco City & County Redevelopment Financing Authority, TA, Series A, (BHAC-CR MBIA), 5.75%, 08/01/37	7,500	9,949,575
San Francisco Unified School District, RB, 2.00%, 12/31/21(b)	40,000	40,595,600
San Joaquin County Transportation Authority, Refunding RB, 5.00%, 03/01/41	17,955	21,497,701
San Jose Evergreen Community College District, GO, Series C, Election 2010, 4.13%, 09/01/24(d)	18,435	20,823,992
San Jose Financing Authority, RB, 5.75%, 05/01/42	2,010	2,027,467
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	9,603,262
San Jose Unified School District, GO, CAB, Series C, (NPFGC), 0.00%, 06/01/31(a)	25,000	21,053,750
San Leandro Unified School District, GO, Series A, Election 2010, 5.75%, 08/01/41	5,000	5,105,500
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	32,650	40,344,299
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/35	6,975	8,188,650
Santa Monica Community College District, GO, Series B, Election 2008, 4.00%, 08/01/24(d)	40,015	44,927,642
Vista Joint Powers Financing Authority, Refunding RB, 5.25%, 05/01/37	15,065	17,709,058

		1,049,324,639

Education — 6.2%
California Educational Facilities Authority, RB
Series A, 3.43%, 04/01/30	1,000	1,047,830
Series A, 3.56%, 04/01/31	2,000	2,095,900
California Infrastructure & Economic Development Bank, RB(c)
Series A, 4.13%, 01/01/35	1,010	1,022,019
Series A, 5.00%, 01/01/55	2,300	2,423,349
Series A-2, 5.00%, 01/01/24	850	850,671
Series A, AMT, 0.45%, 01/01/50(e)	50,000	49,981,500
California Infrastructure & Economic Development Bank, RB, CAB(a)
0.00%, 01/01/35	2,750	1,195,892
0.00%, 01/01/60	37,500	3,298,875
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.84%, 10/01/31	1,100	1,090,045
California Municipal Finance Authority RB(c) 5.00%, 06/15/41	925	973,664
5.00%, 06/15/51	1,385	1,431,301
California Municipal Finance Authority, RB 6.00%, 07/01/44	500	537,070
Series A, 5.50%, 08/01/34(c)	300	319,014
Series A, AMT, 4.00%, 07/15/29	6,605	7,327,983
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	1,785	1,869,395
5.00%, 08/01/48	2,140	2,178,413
Series A, 5.00%, 11/01/39(c)	980	1,098,355
Series A, 5.00%, 11/01/49(c)	1,105	1,216,373
California Public Finance Authority, RB(c)
Series A, 5.00%, 07/01/36	385	393,778
Series A, 5.00%, 07/01/44	375	380,089

Security	Par (000)	Value

Education (continued)
California Public Finance Authority, RB(c) (continued)
Series A, 5.00%, 07/01/54	$520	$507,868
Series B, 5.00%, 07/01/26	265	264,263
California School Finance Authority, RB(c) 5.00%, 06/01/40	1,420	1,532,137
5.00%, 06/01/50	2,240	2,342,323
5.00%, 06/01/59	3,565	3,703,286
Series A, 5.00%, 06/01/33	525	579,989
Series A, 5.00%, 06/01/43	525	565,168
Series A, 5.00%, 06/01/49	7,105	7,582,172
Series A, 6.00%, 07/01/51	1,500	1,657,155
Series A, 5.00%, 06/01/55	1,000	1,045,140
Series A, 5.00%, 06/01/58	3,355	3,558,716
Series A, 6.00%, 06/01/59	8,925	9,704,777
Series B, 6.00%, 06/01/31	735	697,192
California State University, RB, Series D, 1.69%, 11/01/29	5,000	4,945,150
California State University, Refunding RB, Series A, 5.00%, 11/01/41	10,000	11,726,100
Hastings Campus Housing Finance Authority, RB, Series A, 5.00%, 07/01/61	15,170	16,793,190
University of California, RB
Series AV, 5.25%, 05/15/42	12,220	15,062,739
Series Q, 5.00%, 05/15/46(b)	22,320	27,865,404
University of California, RB, BAB, 6.30%, 05/15/50	3,790	5,004,960

		195,869,245

Health — 2.7%
California Health Facilities Financing Authority Refunding RB, Series A, 4.00%, 04/01/44	12,215	13,935,727
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/36	2,755	3,369,806
Series A, 5.00%, 11/15/40	20,220	20,861,783
Series A, 5.25%, 11/01/41	7,000	7,220,500
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 11/15/38	15,050	18,328,191
Series A, 4.00%, 11/15/40	5,140	5,833,848
Series A, 4.00%, 08/15/50	1,025	1,168,551
Sub-Series A-2, 4.00%, 11/01/38	4,000	4,572,280
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(c)	1,035	1,139,090
California Statewide Communities Development Authority, Refunding RB(c)
Series A, 5.00%, 06/01/36	2,900	3,172,687
Series A, 5.00%, 06/01/46	4,100	4,398,603

		84,001,066

Housing(c) — 0.2%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49	2,630	2,972,216
CSCDA Community Improvement Authority, RB, M/F Housing, Series A, 5.00%, 07/01/51	4,070	4,785,506

		7,757,722

State — 2.9%
California State Public Works Board, RB
Series C, 5.00%, 11/01/44	28,895	36,086,099
Series I, 5.25%, 11/01/32	1,115	1,254,185
Series I, 5.50%, 11/01/33	2,315	2,617,941
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/33	10,000	12,117,600

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of California GO, 5.00%, 10/01/39	$11,280	$14,330,338
State of California, Refunding GO 4.00%, 10/01/36	5,000	5,970,150
5.00%, 11/01/39	15,000	18,730,200

		91,106,513

Tobacco — 3.5%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	1,145	1,316,658
Series A, 5.00%, 06/01/36	2,410	2,433,979
Series A, 5.00%, 06/01/47	2,595	2,620,690
Series A, 4.00%, 06/01/49	1,540	1,749,086
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(a)	15,770	2,977,376
California Statewide Financing Authority RB, Series D, 0.00%, 06/01/55(a)(c)	16,500	862,785
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	12,125	12,545,374
Series A-2, 5.00%, 06/01/47	55,680	57,610,426
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	5,460	5,647,879
Silicon Valley Tobacco Securitization Authority, RB, Series D, 0.00%, 06/01/56(a)	29,500	2,748,515
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	15,670	18,797,118

		109,309,886

Transportation — 12.6%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/34	8,075	9,387,026
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, RB, Series B, 5.56%, 07/01/32	1,000	1,157,470
City of Long Beach California Harbor Revenue, RB, Series A, 5.00%, 05/15/44	10,000	12,154,000
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	6,615	7,615,188
Sub-Series A, AMT, 5.00%, 05/15/42	10,100	11,672,065
City of Los Angeles Department of Airports, RB
Series A, AMT, 5.00%, 05/15/42	23,725	27,891,822
Series B, AMT, 5.00%, 05/15/41	18,710	21,660,380
Series D, AMT, 5.00%, 05/15/41	8,850	10,148,472
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/46	15,550	19,325,851
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/36	11,260	14,469,888
Series A, 5.00%, 05/15/38	7,230	9,210,875
Subordinate, AMT, 5.00%, 05/15/39	9,225	11,264,002
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	10,000	12,157,800
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	20,000	23,360,600
Series A-1, AMT, 5.75%, 03/01/34	6,720	6,736,061
Series A-1, AMT, 6.25%, 03/01/34	2,920	2,927,680

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/40	$14,000	$15,748,180
Series A, AMT, 5.00%, 05/01/42	29,480	34,612,763
Series A, AMT, 5.00%, 05/01/44	10,125	11,282,186
Series A, AMT, 5.00%, 05/01/49	10,000	11,968,700
Series B, AMT, 5.00%, 05/01/41	23,960	27,737,533
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series 2020, AMT, 4.00%, 05/01/39	2,250	2,577,577
Series A, AMT, 5.00%, 05/01/39	5,125	5,768,854
Series A, AMT, 5.25%, 05/01/42	40,370	48,123,462
Series E, AMT, 5.00%, 05/01/38	9,025	11,027,918
San Francisco Municipal Transportation Agency, RB(b)
Series C, 4.00%, 03/01/46	18,000	20,555,100
Series C, 5.00%, 03/01/51	5,715	7,116,604

		397,658,057

Utilities — 17.2%
California Statewide Communities Development Authority Refunding RB, 1.68%, 02/01/29	1,000	981,730
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	24,173,200
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/43	10,000	12,170,600
Series C, 5.00%, 06/01/35	4,520	5,336,267
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	7,853,488
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 4.00%, 11/01/30	19,910	23,334,719
East Bay Municipal Utility District Water System Revenue, RB, Series A, 4.00%, 06/01/45	4,885	5,568,070
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 06/01/37	7,160	8,384,861
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	22,821,970
Los Angeles Department of Water, Refunding RB
Series A, 5.00%, 07/01/41	59,070	70,420,205
Series A, 5.25%, 07/01/44	10,650	12,894,487
Metropolitan Water District of Southern California, RB
Series A, 5.00%, 07/01/40	16,105	19,013,724
Series A, 5.00%, 10/01/51	5,000	6,468,350
Metropolitan Water District of Southern California, Refunding RB 5.00%, 01/01/38	7,000	8,792,770
Series A, 5.00%, 10/01/35	5,000	5,251,100
Northern California Power Agency, RB, Series A, 7.31%, 06/01/40	2,150	3,176,926
Sacramento Municipal Utility District, RB
Series G, 5.00%, 08/15/38	22,390	28,599,643
Series G, 5.00%, 08/15/41	20,000	25,387,000
San Diego County Water Authority, Refunding RB, Series B, 5.00%, 05/01/38	20,405	24,444,986
San Diego Public Facilities Financing Authority Refunding RB
Series A, 4.00%, 08/01/39	2,515	2,975,572

3

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Diego Public Facilities Financing Authority Refunding RB (continued)
Series A, 4.00%, 08/01/40	$2,000	$2,354,680
Series A, 3.00%, 08/01/49	8,000	8,490,560
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	6,050,400
Series A, 5.00%, 05/15/38	13,595	16,394,618
Series B, 5.00%, 08/01/38	16,460	19,629,538
Series A, Subordinate, 5.00%, 08/01/43	33,820	41,977,722
Series A, Subordinate, 5.25%, 08/01/47	15,180	19,037,693
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	17,010	17,917,654
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	7,250	8,373,315
Southern California Public Power Authority, Refunding RB, 5.00%, 07/01/30	41,400	46,569,618
State of California Department of Water Resources RB, Series BB, 5.00%, 12/01/35	2,000	2,666,560
State of California Department of Water Resources, Refunding RB
Series AW, 4.00%, 12/01/34	24,000	27,808,800
Series BC, 1.32%, 12/01/28	4,000	3,951,440

		539,272,266

Total Municipal Bonds in California		2,475,677,890

Connecticut — 0.2%

Corporate — 0.2%
Mashantucket Western Pequot Tribe, (6.35% Cash or 1.00% PIK), 7.35%, 07/01/26(f)(g)(h)	36,909	5,536,365

Illinois — 1.3%

County/City/Special District/School District — 1.3%
Chicago Board of Education, GO, 6.32%, 11/01/29	3,650	4,408,543
Chicago Board of Education, GO, BAB 6.04%, 12/01/29	7,590	8,863,830
6.14%, 12/01/39	13,850	16,489,117
6.52%, 12/01/40	8,075	9,979,812

Total Municipal Bonds in Illinois		39,741,302

Puerto Rico — 8.7%

State — 4.9%
Commonwealth of Puerto Rico, GO(f)(g)
Series A, 5.25%, 07/01/22	940	817,985
Series A, 5.25%, 07/01/26	330	287,165
Series A, 5.13%, 07/01/31	3,340	2,906,458
Series A, 5.38%, 07/01/33	1,025	891,952
Series A, 6.00%, 07/01/38	1,630	1,422,423
Commonwealth of Puerto Rico, Refunding GO(f)(g) 5.00%, 07/01/18	470	409,488
Series A, 5.50%, 07/01/18	1,025	893,031
Series A, 5.50%, 07/01/32	1,170	1,018,131
Series A, 6.00%, 07/01/34	955	803,527
Series A, 8.00%, 07/01/35	27,405	21,207,277
Series A, 5.50%, 07/01/39	8,805	7,192,778
Series A, 5.00%, 07/01/41	10,546	8,193,113
Series B, 6.00%, 07/01/39	3,970	3,464,428
Series C, 6.00%, 07/01/39	470	410,146

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, Refunding GO(f)(g) (continued) Series D, 5.75%, 07/01/41	$1,110	$921,038
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
Series F, (GTD), 5.25%, 07/01/24	500	481,106
Series M-2, (GTD), 10.00%, 07/01/34	1,045	877,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	31,268	33,980,812
Series A-1, Restructured, 5.00%, 07/01/58	11,287	12,438,725
Series A-2, Restructured, 4.33%, 07/01/40	11,004	11,709,808
Series A-2, Restructured, 4.54%, 07/01/53	114	122,469
Series A-2, Restructured, 4.78%, 07/01/58	12,102	13,289,569
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(a)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	915,080
Series A-1, Restructured, 0.00%, 07/01/31	1,330	1,007,754
Series A-1, Restructured, 0.00%, 07/01/33	1,909	1,340,710
Series A-1, Restructured, 0.00%, 07/01/46	86,260	26,394,697
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,759,928

		155,157,398

Tobacco(a) — 0.5%
Children’s Trust Fund, RB
Series A, 0.00%, 05/15/57	150,000	10,254,000
Series B, 0.00%, 05/15/57	97,000	5,145,850

		15,399,850

Utilities — 3.3%
Puerto Rico Electric Power Authority,, 3rd Series, 5.40%, 01/01/21(e)(f)(g)	593	536,675
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	4,130	3,734,875
Series A, 7.00%, 07/01/33(f)(g)	2,230	2,079,475
Series A, 6.75%, 07/01/36(f)(g)	7,630	7,114,975
Series A, 5.00%, 07/01/42(f)(g)	8,830	7,985,216
Series A, 7.00%, 07/01/43(f)(g)	955	890,538
Series A-3, 10.00%, 07/01/19(f)(g)	2,137	2,052,047
Series B-3, 10.00%, 07/01/19(f)(g)	2,137	2,052,047
Series C-1, 5.40%, 01/01/18(f)(g)	5,870	5,308,358
Series C-2, 5.40%, 07/01/18(f)(g)	5,871	5,309,217
Series C-4, 5.40%, 07/01/20(f)(g)	593	536,675
Series CCC, 5.25%, 07/01/26(f)(g)	1,680	1,519,271
Series CCC, 5.25%, 07/01/28(f)(g)	955	863,633
Series D-4, 7.50%, 07/01/20	1,638	1,527,435
Series TT, 5.00%, 07/01/25(f)(g)	480	434,077
Series TT, 5.00%, 07/01/26(f)(g)	1,285	1,162,062
Series TT, 5.00%, 07/01/32(f)(g)	1,075	972,153
Series WW, 5.50%, 07/01/19(f)(g)	2,470	2,233,690
Series WW, 5.38%, 07/01/22(f)(g)	1,250	1,130,410
Series WW, 5.38%, 07/01/24(f)(g)	875	791,287
Series WW, 5.25%, 07/01/33(f)(g)	885	800,330
Series WW, 5.50%, 07/01/38(f)(g)	1,170	1,058,064
Series WW, 5.50%, 07/01/49(f)(g)	935	845,547
Series XX, 5.25%, 07/01/27(f)(g)	645	583,292
Series XX, 5.25%, 07/01/35(f)(g)	400	361,731
Series XX, 5.75%, 07/01/36(f)(g)	555	501,902
Series XX, 5.25%, 07/01/40(f)(g)	11,490	10,390,729

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	$2,150	$1,944,305
Series AAA, 5.25%, 07/01/24	480	434,077
Series AAA, 5.25%, 07/01/26	1,840	1,663,964
Series AAA, 5.25%, 07/01/27	6,540	5,914,305
Series AAA, 5.25%, 07/01/28	4,690	4,241,298
Series AAA, 5.25%, 07/01/29	530	479,294
Series BBB, 5.40%, 07/01/28	2,805	2,536,640
Series UU, 1.00%, 07/01/19(e)	355	289,325
Series UU, 1.16%, 07/01/19(e)	395	321,925
Series UU, 1.00%, 07/01/20(e)	3,175	2,651,795
Series UU, 0.86%, 07/01/31(e)	3,765	3,144,569
Series ZZ, 5.25%, 07/01/19	2,945	2,663,246
Series ZZ, 5.25%, 07/01/21	3,590	3,246,538
Series ZZ, 5.25%, 07/01/24	1,990	1,799,613
Series ZZ, 5.25%, 07/01/26	4,335	3,920,262
Series ZZ, 5.00%, 07/01/28	990	895,285
Series ZZ, 5.00%, 07/01/49	925	836,503
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	4,060	3,671,572

		103,430,227

Total Municipal Bonds in Puerto Rico		273,987,475

Total Municipal Bonds — 88.9% (Cost: $2,636,018,474)		2,794,943,032

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 10.9%

County/City/Special District/School District — 2.4%
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	22,943,164
Ohlone Community College District, GO, Series B, 4.00%, 08/01/44	47,250	51,498,247

		74,441,411

Education — 3.8%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	35,250	42,993,367
University of California, RB, Series M, 5.00%, 05/15/42	20,000	23,876,400
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	51,348,131

		118,217,898

State — 0.7%
State of California, Refunding GO, 5.25%, 10/01/39	18,150	21,711,756

Utilities — 4.0%
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	27,045	33,003,266

Security	Par (000)	Value

Utilities (continued)
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	$36,105	$43,605,100
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	41,405	50,442,878

		127,051,244

Total Municipal Bonds in California		341,422,309

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.9% (Cost: $314,907,492)		341,422,309

Total Long-Term Investments — 100.0% (Cost: $2,959,375,975)		3,144,445,922

	Shares

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(j)(k)	191,964,739	192,079,918

Total Short-Term Securities — 6.1% (Cost: $191,968,796)		192,079,918

Total Investments — 106.1% (Cost: $3,151,344,771)		3,336,525,840

Liabilities in Excess of Other Assets — (1.5)%		(48,912,375)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(143,185,977)

Net Assets — 100.0%		$3,144,427,488

(a)	Zero-coupon bond.
(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock California Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$322,516,448	$—	$(130,513,394	)(a)	$7,928	$68,936	$192,079,918	191,964,739	$14,333	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. 10 Year Note	2,551	06/21/21	$339,921	$2,442,451
U.S. Long Bond	842	06/21/21	135,457	403,913

				$2,846,364

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$8,080,581	$—	$8,080,581
Municipal Bonds	—	2,794,943,032	—	2,794,943,032
Municipal Bonds Transferred to Tender Option Bond Trusts	—	341,422,309	—	341,422,309

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$192,079,918	$—	$—	$192,079,918

	$192,079,918	$3,144,445,922	$—	$3,336,525,840

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,846,364	$—	$—	$2,846,364

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $143,144,977 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

7